Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Revenue	$ 2,368,085		$ 2,440,818	[1]	$ 1,343,625	[1]
Cost of sales	(2,778,222)		(2,339,696)	[1]	(1,332,569)	[1]
Gross (loss) profit	(410,137)		101,122	[1]	11,056	[1]
Selling, general and administrative expense	(944,177)		(840,151)	[1]	(686,957)	[1]
Research and development expense	(157,280)		(174,916)	[1]	(234,019)	[1]
Other operating income (expense), net	42,080		(305)	[1]	(50,716)	[1]
Listing expense	0		(372,318)	[1]	0	[1]
Operating loss	(1,469,514)		(1,286,568)	[1]	(960,636)	[1]
Finance income	69,565		8,552	[1]	32,970	[1]
Finance expense	(213,242)		(108,402)	[1]	(45,218)	[1]
Fair value change - Earn-out rights	443,168	[2]	902,068	[1],[2]	0	[1]
Fair value change - Class C Shares	22,000	[2]	35,090	[1],[2]	0	[1]
Share of losses in associates	(43,304)		0	[1]	0	[1]
Loss before income taxes	(1,191,327)		(449,260)	[1]	(972,884)	[1]
Income tax benefit (expense)	9,452		(29,757)	[1]	3,076	[1]
Net loss	$ (1,181,875)	[2]	$ (479,017)	[1],[2]	$ (969,808)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)
Net loss per share - diluted (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (10,143)		$ 431	[1]	$ (32,304)	[1]
Total other comprehensive (loss) income	(10,143)		431	[1]	(32,304)	[1]
Total comprehensive loss - (Restated)	$ (1,192,018)		$ (478,586)	[1]	$ (1,002,112)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)		$ (0.24)	[1]	$ (0.51)	[1]
Net loss per share - diluted (in dollars per share)	(0.56)		(0.24)	[1]	(0.51)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.56)		(0.24)		(0.51)
Net loss per share - diluted (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.